COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
2 3 .	COMMITMENTS AND CONTINGENCIES

(a)	Capital commitments

As of September 30, 2016 and 2017, capital commitments for the purchase of long-term assets are as follows:

	September 30,
	2016	2017
	RMB	RMB

Equipment	4,172	2,702
Intangible assets	1,000	-

	5,172	2,702

(b)	Operating lease

T
he Company leased certain land use rights for seed development and office premises under non-cancellable leases. Rental expenses under operating leases for the years ended September 30, 2015, 2016 and 2017 were
RMB1,855,
RMB
2,314
 and RMB
2,908
, respectively.

As of September 30, 2017, the Company was obligated under operating leases requiring minimum rental as follows:

Year ending September 30,	RMB

2018	1,128
2019	550
2020	481
2021	453
2022	455
Thereafter	3,267

6,334